Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Summary of Related Party Transactions
The amounts charged by the Company’s related parties comprised the following:

	Location in unaudited interim condensed consolidated statement of comprehensive income	Six-month period ended June 30, 2025	Six-month period ended June 30, 2026
Management fees	Management fees – related party	318,560	357,720
Brokerage commissions	Voyage expenses – related party	237,802	428,948
Superintendent fees	Vessels’ operating expenses – related party	6,500	15,500
Crew management fees	Vessels’ operating expenses – related party	60,000	67,500
Executive compensation	General and administrative expenses – related party	237,243	262,310
Rental expense	General and administrative expenses – related party	33,002	24,751
Commission – vessel purchased	Vessels, net	—	229,000
Interest expense	Interest and finance costs – related parties	365,935	241,411